Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT INCOME:
PIK interest income	$ 70,285,000	$ 21,958,000	$ 2,158,000
Total investment income	1,448,012,000	554,209,000	109,809,000
EXPENSES:
Interest and credit facility fees	478,004,000	141,497,000	24,798,000
Base management fee	110,940,000	46,991,000	9,713,000
Income based fee	104,134,000	43,324,000	7,622,000
Capital gains incentive fee	5,821,000	10,219,000	3,162,000
Administrative and other fees	8,135,000	5,794,000	3,018,000
Other general and administrative	15,652,000	8,686,000	4,009,000
Total expenses	735,459,000	265,767,000	57,138,000
Expense support (Note 3)	(45,915,000)	(36,744,000)	(16,762,000)
Expense support recoupment (Note 3)	22,519,000
Net expenses	712,063,000	229,023,000	40,376,000
NET INVESTMENT INCOME BEFORE INCOME TAXES	735,949,000	325,186,000	69,433,000
Income tax expense, including excise tax	504,000	787,000	946,000
NET INVESTMENT INCOME	735,445,000	324,399,000	68,487,000
Net realized gains (losses):
Foreign currency transactions	187,000	1,203,000	(126,000)
Net realized gains	46,490,000	17,914,000	6,255,000
Net unrealized gains (losses):
Foreign currency transactions	(79,925,000)	10,346,000	(1,118,000)
Net change in deferred tax liabilities	(5,486,000)
Net unrealized gains (losses)	(297,000)	63,803,000	19,297,000
Net realized and unrealized gains on investments and foreign currency transactions	46,193,000	81,717,000	25,552,000
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	781,638,000	406,116,000	94,039,000
Class S
EXPENSES:
Capital gains incentive fee	5,821,000	10,219,000	3,162,000
Shareholder servicing and distribution fees	9,454,000	5,028,000	657,000
Class D
EXPENSES:
Offering expenses	1,705,000	3,864,000	4,123,000
Shareholder servicing and distribution fees	1,614,000	364,000	36,000
Non-controlled/non-affiliate company investments
INVESTMENT INCOME:
Interest income (excluding payment-in-kind ("PIK") interest income)	1,289,999,000	511,673,000	104,906,000
PIK interest income	67,603,000	18,151,000	3,134,000
Dividend income	26,960,000	6,650,000	277,000
Other income	46,711,000	13,636,000	1,492,000
Total investment income	1,431,273,000	550,110,000	109,809,000
EXPENSES:
NET INVESTMENT INCOME	735,445,000	324,399,000	68,487,000
Net realized gains (losses):
Non-controlled/non-affiliate company investments	46,298,000	16,710,000	6,381,000
Net unrealized gains (losses):
Net unrealized gains (losses)	85,882,000	49,237,000	$ 20,415,000
Non-controlled affiliate company investments
INVESTMENT INCOME:
Interest income (excluding payment-in-kind ("PIK") interest income)	5,723,000	2,879,000
PIK interest income	2,682,000	1,159,000
Dividend income	0
Other income	311,500	60,700
Total investment income	8,717,000	4,099,000
Net realized gains (losses):
Non-controlled/non-affiliate company investments	4,800	1,000
Net unrealized gains (losses):
Net unrealized gains (losses)	(768,100)	4,220,100
Net realized and unrealized gains on investments and foreign currency transactions	(768,000)	$ 4,220,000
Controlled affiliate company investments
INVESTMENT INCOME:
Interest income (excluding payment-in-kind ("PIK") interest income)	4,805,000
Other income	3,217,400
Total investment income	$ 8,022,000